6. EQUIPMENT	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Note 6. EQUIPMENT

6.           EQUIPMENT

		June 30, 2013			December 31, 2012
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value

Office equipment	$116,347	$89,669	$26,678	$122,931	$90,900	$32,031
Computer equipment	496,940	360,412	136,528	523,893	353,944	169,949
Field equipment	512,761	279,138	233,623	540,422	274,694	265,728
Buildings	265,890	203,680	62,210	280,936	209,077	71,859
	$1,391,938	$932,899	$459,039	$1,468,182	$928,615	$539,567